Goodwill and Purchased Intangibles (Details 1) (USD $)	Mar. 31, 2014
Merchant relationships
Fair value	$ 2,010,000
Useful Life	10 years
Trade name [Member]
Fair value	176,000
Useful Life	10 years
Developed technology
Fair value	$ 260,000
Useful Life	10 years